Financial Investors Trust

Aristata Equity Fund

Aristata Quality Bond Fund

Aristata Colorado Quality Tax-Exempt Fund

SUPPLEMENT DATED SEPTEMBER 13, 2004, TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 27, 2004

The following information supplements and should be read in conjunction with the information provided in the Funds’ Statement of Additional Information (“SAI”) dated August 27, 2004.

The following rows of the table should be deleted in its entirety from the section entitled “Interested Trustees and Officers” on page 16 of the SAI.

Name, Address & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years* and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee
J. Jeffrey Dohse, age 62, 1125 17th Street, 26th Floor Denver, Colorado 80202	Vice President	N/A	Vice President, Denver Investment Advisors LLC, June 2004 to present. Executive Vice President of TEMPEST INVESTMENT COUNSELORS, INC., from July 1983 to July 2004.	N/A
H. David Lansdowne, age 57, 1125 17th Street, 26th Floor Denver, Colorado 80202	Vice President	N/A

Director of Wealth Management, Denver Investment Advisors LLC, June 2004 to present. President and CEO of TEMPEST INVESTMENT COUNSELORS, INC., from January 1998 to July 2004.  Mr. Lansdowne joined TEMPEST as Director of Research in 1983.

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The following rows of the table should replace the above table.

Name, Address & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years* and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee
J. Jeffrey Dohse, age 62, 1225 17th Street, 26th Floor Denver, Colorado 80202	Vice President	N/A	Vice President, Denver Investment Advisors LLC, July 2004 to present. Executive Vice President of TEMPEST INVESTMENT COUNSELORS, INC., from July 1983 to July 2004.	N/A
H. David Lansdowne, age 57, 1225 17th Street, 26th Floor Denver, Colorado 80202	Vice President	N/A

Director of Wealth Management, Denver Investment Advisors LLC, July 2004 to present. President and CEO of TEMPEST INVESTMENT COUNSELORS, INC., from January 1998 to July 2004.  Mr. Lansdowne joined TEMPEST as Director of Research in 1983.

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